Investments Accounted for Using Equity Method	12 Months Ended
Dec. 31, 2017
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Investments Accounted for Using Equity Method
14.	INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD

a.	Investments in associates

Associates consisted of the following:

		Place of	Carrying Amount		% of Ownership and Voting Rights Held by the Company
Name of Associate	Principal Activities	Incorporation and Operation	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017
			NT$	NT$
			(In Millions)	(In Millions)
Vanguard International Semiconductor Corporation (VIS)	Manufacturing, selling, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing and design service of masks	Hsinchu, Taiwan	$8,665.0	$8,465.0	28%	28%
Systems on Silicon Manufacturing Company Pte Ltd. (SSMC)	Manufacturing and selling of integrated circuits and other semiconductor devices	Singapore	7,163.5	5,677.6	39%	39%
Xintec Inc. (Xintec)	Wafer level chip size packaging and wafer level post passivation interconnection service	Taoyuan, Taiwan	2,599.8	2,292.1	41%	41%
Global Unichip Corporation (GUC)	Researching, developing, manufacturing, testing and marketing of integrated circuits	Hsinchu, Taiwan	1,157.0	1,273.9	35%	35%
Mutual-Pak	Manufacturing of electronic parts, wholesaling and retailing of electronic materials, and researching, developing and testing of RFID	New Taipei, Taiwan	—	23.2	—	39%

			$19,585.3	$17,731.8

In the second quarter of 2015, the Company sold 82.0 million common shares of VIS and recognized a disposal gain of NT$2,273.2 million. After the sale, the Company owned approximately 28.3% of the equity interest in VIS.

In March 2015, Xintec listed its shares on the R.O.C. Over-the-Counter (Taipei Exchange). Consequently, the Company’s percentage of ownership over Xintec was diluted to approximately 35.4%. In April 2015, the Company sold 2.2 million common shares of Xintec and recognized a disposal gain of NT$43.6 million.

The Company acquired OVT’s 49.1% ownership in VisEra Holding on November 20, 2015. As a result, the Company has obtained control of VisEra Holding and consolidated VisEra Holding since November 20, 2015. The Company included the Xintec shares held by VisEra Holding and total percentage of ownership over Xintec increased to 41.4%. To simplify investment structure, Xintec owned by VisEra Holding was transferred to TSMC in the third quarter of 2016.

In June 2015, Motech merged with Topcell Solar International Co., Ltd with exchange of shares. As a result, the Company’s percentage of ownership over Motech decreased to 18.0%. In the fourth quarter of 2015, the Company sold 29.2 million common shares of Motech and recognized a disposal gain of NT$202.4 million. After the sale, the Company’s percentage of ownership over Motech decreased to 12.0%. Motech continues to be accounted for using equity method as the Company still retains significant influence over Motech.

Starting June 2016, the Company has no longer served as Motech’s board of director. As a result, the Company exercises no significant influence over Motech. Therefore, Motech is no longer accounted for using the equity method. Further, such investment was reclassified to available-for-sale financial assets and the Company recognized a disposal loss of NT$260.0 million.

Starting December 2017, the Company no longer had the majority of voting power and control over Mutual-Pak. As a result, Mutual-Pak is no longer consolidated and is accounted for using the equity method.

The summarized financial information in respect of each of the Company’s material associates is set out below. The summarized financial information below represents amounts shown in the associate’s financial statements prepared in accordance with IFRSs adjusted by the Company using the equity method of accounting. As of December 31, 2017, no investments in associates are individually material to the Company.

1)	VIS

December 31, 2016
NT$
(In Millions)
Current assets	$25,662.9

Noncurrent assets	$9,501.4

Current liabilities	$5,975.7

Noncurrent liabilities	$804.1

	Years Ended December 31
	2015	2016
	NT$	NT$
	(In Millions)	(In Millions)
Net revenue	$23,319.7	$25,828.6

Income from operations	$4,593.4	$6,083.6

Net income	$4,253.9	$5,389.6

Other comprehensive income (loss)	$(61.9)	$5.6

Total comprehensive income	$4,192.0	$5,395.2

Cash dividends received	$1,206.4	$1,207.0

Reconciliation of the above summarized financial information to the carrying amount of the interest in the associate was as follows:

December 31, 2016
NT$
(In Millions)
Net assets	$28,384.5
Percentage of ownership	28%

The Company’s share of net assets of the associate	8,038.5
Goodwill	626.5

Carrying amount of the investment	$8,665.0

2)	SSMC

December 31, 2016
NT$
(In Millions)
Current assets	$14,585.1

Noncurrent assets	$5,360.1

Current liabilities	$1,746.6

Noncurrent liabilities	$286.3

	Years Ended December 31
	2015	2016
	NT$	NT$
	(In Millions)	(In Millions)
Net revenue	$15,026.0	$14,045.9

Income from operations	$5,802.3	$4,921.7

Net income	$5,904.6	$4,918.1

Total comprehensive income	$5,904.6	$4,918.1

Cash dividends received	$1,556.6	$4,076.2

Reconciliation of the above summarized financial information to the carrying amount of the interest in the associate was as follows:

December 31, 2016
NT$
(In Millions)
Net assets	$17,912.3
Percentage of ownership	39%

The Company’s share of net assets of the associate	6,948.2
Goodwill	214.0
Other adjustments	1.3

Carrying amount of the investment	$7,163.5

Aggregate information of associates that are not individually material was summarized as follows:

	Years Ended December 31
	2015	2016
	NT$	NT$
	(In Millions)	(In Millions)
The Company’s share of profits (losses) of associates	$(154.2)	$22.5

The Company’s share of other comprehensive income (loss) of associates	$7.9	$(5.2)

The Company’s share of total comprehensive income (loss) of associates	$(146.3)	$17.3

The market prices of the investments accounted for using the equity method in publicly traded stocks calculated by the closing price at the end of the reporting period are summarized as follows. The closing price represents the quoted price in active markets, the level 1 fair value measurement.

	December 31, 2016	December 31, 2017
	NT$	NT$
Name of Associate	(In Millions)	(In Millions)
VIS	$26,089.4	$30,638.8

GUC	$3,665.0	$11,905.4

Xintec	$3,622.2	$9,180.8

b.	Investments in joint venture

The Company and OVT entered into a joint agreement to invest in VisEra Holding. The Company acquired OVT’s 49.1% ownership in VisEra Holding on November 20, 2015. As a result, the Company has obtained control of VisEra Holding and consolidated VisEra Holding since November 20, 2015. Please refer to Note 33 for related disclosures.